INCOME TAXES (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 22,100	$ 20,100
Canadian exploration and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,100	34,800
Cumulative eligible capital and undepreciated capital cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,250	$ 1,250